Consolidated Statements of Stockholders' Equity (Parentheticals) - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Release of vested shares	5,108	5,558
Cash dividends declared per share	$ 0.138	$ 0.115